UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number   811-09985
                                                    ----------------

                         UBS Health Sciences Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                        UBS HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)





                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003

                        UBS HEALTH SCIENCES FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)





                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003







                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital..................       1

Statement of Operations................................................       2

Statements of Changes in Members' Capital..............................       3

Statement of Cash Flows.................................................      4

Notes to Financial Statements...........................................      5

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $89,300,000)              $   101,604,429
Cash and cash equivalents                                           14,172,181
Withdrawal receivable from Investment Funds                            441,794
Interest receivable                                                      1,112
Other assets                                                             3,425
--------------------------------------------------------------------------------

TOTAL ASSETS                                                       116,222,941
--------------------------------------------------------------------------------

LIABILITIES

Payables:
  Withdrawals payable                                                9,869,397
  Management fee                                                        95,673
  Professional fees                                                     76,649
  Administration fee                                                    19,369
  Other                                                                 27,850
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                   10,088,938
--------------------------------------------------------------------------------

NET ASSETS                                                     $   106,134,003
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                      $    93,829,574
Accumulated net unrealized appreciation on investments              12,304,429
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                         $   106,134,003
--------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.  1

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $     50,199
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  50,199
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                          553,803
Professional fees                                                        74,944
Administration fee                                                       51,585
Miscellaneous                                                            39,303
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          719,635
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (669,436)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Net realized loss from investments                                   (8,045,225)
Change in net unrealized appreciation/depreciation from investments  12,176,378
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     4,131,153
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                $  3,461,717
--------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements.  2

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                                          UBS FUND
                                                       ADVISOR, L.L.C.            MEMBERS                 TOTAL
--------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                     $ 1,525,583           $ 155,873,930           $ 157,399,513

DECREASE FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                        (2,420)             (1,619,215)             (1,621,635)
  Net realized loss from investments                        (37,839)             (5,243,538)             (5,281,377)
  Change in net unrealized
         appreciation/depreciation from investments        (124,667)            (14,881,582)            (15,006,249)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                           (164,926)            (21,744,335)            (21,909,261)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           --              10,631,884              10,631,884
  Members' withdrawals                                     (310,741)            (37,529,740)            (37,840,481)
  Offering costs                                               (145)                (15,788)                (15,933)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                 (310,886)            (26,913,644)            (27,224,530)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                   $ 1,049,771           $ 107,215,951           $ 108,265,722
--------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                        (1,271)               (668,165)               (669,436)
  Net realized loss from investments                        (77,185)             (7,968,040)             (8,045,225)
  Change in net unrealized
         appreciation/depreciation from investments         116,224              12,060,154              12,176,378
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                             37,768               3,423,949               3,461,717
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                           --               4,276,203               4,276,203
  Members' withdrawals                                   (1,072,540)             (8,796,857)             (9,869,397)
  Offering costs                                                 (2)                   (240)                   (242)
--------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                       (1,072,542)             (4,520,894)             (5,593,436)
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                       $    14,997           $ 106,119,006           $ 106,134,003
--------------------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.  3

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                   $  3,461,717
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                    (25,000,000)
Proceeds from disposition of investments                                                     28,754,775
Net realized loss on investments                                                              8,045,225
Change in net unrealized appreciation/depreciation on investments                           (12,176,378)
Changes in assets and liabilities:
    (Increase)/decrease in assets:
     Withdrawal receivable from Investment Funds                                               (126,195)
      Interest receivable                                                                         6,060
      Other assets                                                                               (3,425)
    Increase/(decrease) in payables:
      Management fee                                                                             (1,837)
      Professional fees                                                                          (9,669)
      Administration fee                                                                        (30,952)
      Other                                                                                       6,120
--------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                     2,925,441

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                          4,276,203
Members' withdrawals                                                                         (8,757,054)
Manager withdrawals                                                                          (1,072,540)
Offering costs                                                                                     (242)
--------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                        (5,553,633)

Net decrease in cash and cash equivalents                                                    (2,628,192)
Cash and cash equivalents--beginning of period                                               16,800,373
--------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                   $ 14,172,181
--------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements.  4

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS Health Sciences Fund, L.L.C. (formerly, PW Health Sciences Fund, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on April 28, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of specialized portfolio managers that emphasize investments in the health sciences sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on August 1, 2000.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.) (the "Manager" or "UBSFA"), a Delaware limited liability company and the Managing Member of the Fund, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

      The Manager is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940 as amended.

      Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid year and year end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.   PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

      Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

      B.   INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

      C.   FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

      D.   INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      E.   CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

      F.   USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

      UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to its affiliates.

      UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, at the end of each fiscal year thereafter, and generally upon a Member's withdrawal from the Fund, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 5% of the net profits, if any, that would have been credited to the Members' capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the six months ended June 30, 2003 and the year ended December 31, 2002.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

3.    MANAGEMENT FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS
      (CONTINUED)

      For Members which were not in the Fund for twelve months as of June 30, 2003 or December 31, 2002, an Incentive Allocation period has not occurred and therefore no amount has been recorded for such Members.

      Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

4.    SECURITIES TRANSACTIONS

      Aggregate purchases and sales of investment funds for the six months ended June 30, 2003 amounted to $25,000,000, and $28,754,775, respectively.

      The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

5.    INVESTMENTS

      As of June 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2003.

                  INVESTMENT OBJECTIVE            COST              FAIR VALUE
                  --------------------            ----              ----------
                    Long/Short Equity         $89,300,000          $101,604,429

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

5.    INVESTMENTS (CONTINUED)

      The following table lists the Fund's investments in Investment Funds as of June 30, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% - 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.




                                                                REALIZED/
                                                                UNREALIZED                                 % OF
                                                               GAIN/(LOSS)                                MEMBERS'
      INVESTMENT FUND:                         COST          FROM INVESTMENTS          FAIR VALUE          CAPITAL      LIQUIDITY
                                               ----          ----------------          ----------         --------     -------------
      Andor Healthcare Fund, L.P.          $ 8,000,000             $ (48,965)         $ 7,951,035             7.49%    Quarterly
      Anvers Healthcare Investors, L.P.      5,000,000                678,861           4,935,148             4.65     Quarterly
      Argus Healthcare Partners, L.P.       14,500,000              1,212,634          14,926,891            14.06     Semi-Annually
      Continental Healthcare Fund,  L.P.     6,000,000                535,007           6,535,007             6.16     Quarterly
      Itros II QP, L.P.                     13,000,000              (139,484)          12,785,259            12.05     Quarterly
      North River Partners, L.P.             2,000,000                706,318           8,953,012             8.43     Quarterly
      Pequot Healthcare Fund, L.P.          12,800,000                319,569          18,807,658            17.72     Quarterly
      RX Healthcare Partners II, L.P.        8,000,000                783,819           8,470,885             7.98     Quarterly
      Sands Point Partners, L.P.             7,000,000               (62,433)           6,937,567             6.54     Annually
      Ursus Capital, L.P.                    5,000,000                244,807           3,757,817             3.54     Semi-Annually
      Welch Life Sciences Fund, L.P.         8,000,000               (98,980)           7,544,150             7.11     Quarterly
                                         --------------           ------------      --------------        ---------
      TOTAL                               $ 89,300,000             $4,131,153         101,604,429            95.73
                                         ==============           ============

      OTHER ASSETS, LESS LIABILITIES                                                    4,529,574             4.27
                                                                                    --------------        ---------

      MEMBERS' CAPITAL                                                               $106,134,003           100.00%
                                                                                    ===============        ========

6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

7.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                                                                            PERIOD FROM
                                                  SIX MONTHS                                               AUGUST 1, 2000
                                                     ENDED                                               (COMMENCEMENT OF
                                                 JUNE 30, 2003          YEARS ENDED DECEMBER 31,        OPERATIONS) THROUGH
                                                  (UNAUDITED)            2002              2001          DECEMBER 31, 2000
                                                 -------------           ----              ----        -------------------
   Ratio of net investment  loss to average net
   assets***                                       (1.21)%*             (1.21)%           (0.91)%             (1.77)%
   Ratio  of  total  expenses  to  average  net
   assets***                                         1.30%*               1.29%             1.20%              1.82%
   Portfolio turnover rate                          25.30%               25.35%            29.01%                --
   Total return**                                    2.95%             (14.44)%           (1.56)%              20.61%
   Net asset value at end of period              $106,134,003         $108,265,722      $157,399,513       $140,371,703



         *     Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              UBS Health Sciences Fund L.L.C.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.